Schedule of Investments (unaudited)
August 31, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Axon Enterprise, Inc.(a)	32,602	$ 24,363,149
TransDigm Group, Inc.	19,013	26,596,905
		50,960,054
Automobiles — 3.9%
Ferrari NV	72,905	34,790,995
Tesla, Inc.(a)	109,646	36,607,510
		71,398,505
Broadline Retail — 9.0%
Amazon.com, Inc.(a)	721,412	165,203,348
Building Products — 1.6%
Trane Technologies PLC	70,602	29,342,191
Capital Markets — 4.1%
Blue Owl Capital, Inc., Class A	758,669	14,050,550
KKR & Co., Inc., Class A	283,127	39,493,385
S&P Global, Inc.	39,469	21,646,378
		75,190,313
Chemicals — 0.7%
Sherwin-Williams Co. (The)	33,577	12,283,474
Entertainment — 5.5%
Netflix, Inc.(a)	49,533	59,848,247
Spotify Technology SA(a)	60,710	41,396,935
		101,245,182
Financial Services — 5.3%
Adyen NV(a)(b)	13,940	23,407,644
Visa, Inc., Class A	209,736	73,780,930
		97,188,574
Health Care Equipment & Supplies — 2.9%
Boston Scientific Corp.(a)	217,736	22,971,148
Intuitive Surgical, Inc.(a)	62,609	29,632,527
		52,603,675
Hotels, Restaurants & Leisure — 1.1%
Hilton Worldwide Holdings, Inc.	74,940	20,687,936
Interactive Media & Services — 6.9%
Meta Platforms, Inc., Class A	170,665	126,070,235
IT Services — 0.4%
Shopify, Inc., Class A(a)	55,432	7,831,433
Life Sciences Tools & Services — 1.0%
Danaher Corp.	86,807	17,866,617
Media — 0.0%
Charter Communications, Inc., Class A(a)	4,107	1,090,737
Pharmaceuticals — 2.5%
Eli Lilly & Co.	62,770	45,984,047
Real Estate Management & Development — 0.5%
CoStar Group, Inc.(a)	99,283	8,884,836
Semiconductors & Semiconductor Equipment — 22.4%
ASM International NV	23,606	11,334,900
ASML Holding NV, Registered Shares	10,909	8,101,242
Broadcom, Inc.	378,660	112,609,697
NVIDIA Corp.	1,395,562	243,078,989
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	152,899	35,299,792
		410,424,620
Security	Shares	Value
Software — 18.6%
AppLovin Corp., Class A(a)	93,471	$ 44,734,286
Cadence Design Systems, Inc.(a)	104,192	36,512,003
Fair Isaac Corp.(a)	11,027	16,779,124
Intuit, Inc.	79,016	52,703,672
Microsoft Corp.	377,165	191,105,734
		341,834,819
Specialty Retail — 1.6%
Carvana Co., Class A(a)	77,146	28,692,140
Technology Hardware, Storage & Peripherals — 6.2%
Apple Inc.	491,285	114,046,900
Total Common Stocks — 97.0% (Cost: $759,217,058)		1,778,829,636
Preferred Securities
Preferred Stocks — 3.0%
Interactive Media & Services — 1.6%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $13,153,942)(a)(c)(d)	120,046	28,917,881
Software — 1.4%
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $13,067,290)(a)(c)(d)	141,268	20,109,500
Series J, (Acquired 01/21/25, cost $3,804,987)(a)(c)(d)	41,135	5,855,567
		25,965,067
Total Preferred Securities — 3.0% (Cost: $30,026,219)		54,882,948
Total Long-Term Investments — 100.0% (Cost: $789,243,277)		1,833,712,584
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.16%(e)(f)	4,786,447	4,786,447
Total Short-Term Securities — 0.3% (Cost: $4,786,447)		4,786,447
Total Investments — 100.3% (Cost: $794,029,724)		1,838,499,031
Liabilities in Excess of Other Assets — (0.3)%		(5,332,063)
Net Assets — 100.0%		$ 1,833,166,968

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $54,882,948, representing 3.0% of its net assets as of period end, and an original cost of $30,026,219.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/25	Shares Held at 08/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (1,766)(b)	$ 1,766	$ —	$ —	—	$ 1,509 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,217,453	3,568,994 (b)	—	—	—	4,786,447	4,786,447	35,691	—
				$ 1,766	$ —	$ 4,786,447		$ 37,200	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 50,960,054	$ —	$ —	$ 50,960,054
Automobiles	71,398,505	—	—	71,398,505
Broadline Retail	165,203,348	—	—	165,203,348
Building Products	29,342,191	—	—	29,342,191
Capital Markets	75,190,313	—	—	75,190,313
Chemicals	12,283,474	—	—	12,283,474
Entertainment	101,245,182	—	—	101,245,182
Financial Services	73,780,930	23,407,644	—	97,188,574
Health Care Equipment & Supplies	52,603,675	—	—	52,603,675
Hotels, Restaurants & Leisure	20,687,936	—	—	20,687,936
Interactive Media & Services	126,070,235	—	—	126,070,235
IT Services	7,831,433	—	—	7,831,433

Schedule of Investments (unaudited) (continued)
August 31, 2025
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Life Sciences Tools & Services	$ 17,866,617	$ —	$ —	$ 17,866,617
Media	1,090,737	—	—	1,090,737
Pharmaceuticals	45,984,047	—	—	45,984,047
Real Estate Management & Development	8,884,836	—	—	8,884,836
Semiconductors & Semiconductor Equipment	399,089,720	11,334,900	—	410,424,620
Software	341,834,819	—	—	341,834,819
Specialty Retail	28,692,140	—	—	28,692,140
Technology Hardware, Storage & Peripherals	114,046,900	—	—	114,046,900
Preferred Securities	—	—	54,882,948	54,882,948
Short-Term Securities
Money Market Funds	4,786,447	—	—	4,786,447
	$ 1,748,873,539	$ 34,742,544	$ 54,882,948	$ 1,838,499,031
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2025	$46,123,134
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	8,759,814
Purchases	—
Sales	—
Closing Balance, as of August 31, 2025	$54,882,948
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025(a)	$8,759,814

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2025, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$54,882,948	Market	Revenue Multiple	1.50x - 25.00x	12.62x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Portfolio Abbreviation
ADR	American Depositary Receipt